Fair Value of Assets and Liabilities (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Fair Value of Assets and Liabilities
Schedule of assets and liabilities measured at fair value on a recurring basis

		Quoted Prices in	Other Observable	Unobservable
		Active Markets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
September 30, 2024
Available for sale debt securities
States and municipalities	$689,303	$—	$689,303	$—
Mortgage-backed	1,184,204	—	1,184,204	—
Corporate bonds	4,726,103	—	3,226,103	1,500,000
Total assets	$6,599,610	$—	$5,099,610	$1,500,000

		Quoted Prices in	Other Observable	Unobservable
		Active Markets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
June 30, 2024
Available for sale debt securities
States and municipalities	$685,588	$—	$685,588	$—
Mortgage-backed	1,292,907	—	1,292,907	—
Corporate bonds	4,628,266	—	3,168,266	1,460,000
Total assets	$6,606,761	$—	$5,146,761	$1,460,000

		Quoted Prices in	Other Observable	Unobservable
		Active Markets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
June 30, 2024
Available for sale debt securities
States and municipalities	$685,588	$—	$685,588	$—
Mortgage-backed	1,292,907	—	1,292,907	—
Corporate bonds	4,628,266	—	3,168,266	1,460,000
Total assets	$6,606,761	$—	$5,146,761	$1,460,000

		Quoted Prices in	Other Observable	Unobservable
		Active Markets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
June 30, 2023
Available for sale debt securities
States and municipalities	$888,072	$—	$888,072	$—
Mortgage-backed	1,847,014	—	1,847,014	—
Corporate bonds	6,186,629	—	4,606,629	1,580,000
Total assets	$8,921,715	$—	$7,341,715	$1,580,000

Schedule of financial assets measured at fair value on a nonrecurring basis

	Unaudited
	September 30,	June 30,	Valuation	Unobservable	Range
	2024	2024	Technique	Input	(Weighted Avg.)

Foreclosed assets (OREO)	$1,397,460	$1,397,460	Collateral valuation	Discount from market value	2024: 10%-75%

	June 30,	June 30,	Valuation	Unobservable	Range
	2024	2023	Technique	Input	(Weighted Avg.)

Foreclosed assets (OREO), net	$1,397,460	$2,334,560	Collateral valuation	Discount from market value	2024:10%-75%
					2023:10%-75%

Schedule of available for sale debt securities measured at fair value on a recurring basis using unobservable inputs

	Three Months	Three Months
	Ended September 30,	Ended September 30,
	2024	2023
Balance at July 1,	$1,460,000	$1,580,000

Unrealized gains (losses) included in other comprehensive income (loss)	40,000	(120,000)

Balance at September 30,	$1,500,000	$1,460,000

Balance at July 1, 2022	$1,900,000

Unrealized (losses) included in other comprehensive income (loss)	(320,000)

Balance at June 30, 2023	1,580,000

Unrealized (losses) included in other comprehensive income (loss)	(120,000)

Balance at June 30, 2024	$1,460,000

Schedule of estimated fair values of financial instruments

	September 30, 2024		June 30, 2024
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial Assets
Cash and due from banks	$1,958,034	$1,958,034	$2,977,438	$2,977,438
Federal funds sold	13,064,000	13,064,000	7,495,000	7,495,000
Interest bearing deposits in other financial institutions	319,260	319,260	199,888	199,888
Available for sale debt securities	6,599,610	6,599,610	6,601,761	6,601,761
Held to maturity debt securities	501,490	421,745	510,276	394,081
Loans, net	176,155,458	167,632,000	183,447,633	172,191,000
Investment in restricted stock	1,329,413	1,329,413	1,329,413	1,329,413
Interest receivable	532,670	532,670	597,768	597,768
Financial Liabilities
Deposits	$172,165,268	$160,143,000	$172,980,754	$156,433,000
Federal Home Loan Bank (FHLB) advances	10,000,000	10,000,000	13,000,000	13,000,000
Accrued interest payable	538,709	538,709	287,072	287,072

	June 30, 2024		June 30, 2023
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial Assets
Cash and due from banks	$2,977,438	$2,977,438	$2,272,088	$2,272,088
Federal funds sold	7,495,000	7,495,000	9,503,000	9,503,000
Interest bearing deposits in other financial institutions	199,888	199,888	3,762,139	3,762,139
Available for sale debt securities	6,601,761	6,601,761	8,921,715	8,921,715
Held to maturity debt securities	510,276	394,081	516,089	378,046
Loans, net	183,447,633	172,191,000	197,713,756	177,582,000
Investment in restricted stock	1,329,413	1,329,413	770,273	770,273
Accrued interest receivable	597,768	597,768	612,724	612,724
Financial Liabilities
Deposits	$172,980,754	$156,433,000	$197,254,306	$179,325,000
Federal Home Loan Bank (FHLB) advances	13,000,000	13,000,000	8,000,000	8,000,000
Accrued interest payable	287,072	287,072	74,580	74,580